Merger reserves	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Merger reserves

16.	Merger reserves

The merger reserves represent the difference between the carrying value of the investment in subsidiaries and the share capital of the Company’s subsidiaries upon consolidation under the merger accounting principle.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Merger reserves

16.	Merger reserves

The merger reserves represent the difference between the carrying value of the investment in subsidiaries and the share capital of the Company’s subsidiaries upon consolidation under the merger accounting principle.